UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment []: Amendment Number:
                                              ---------------

       This Amendment (Check only one):            [] is a restatement.
                                                   [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York       February 14, 2013
--------------------------------   ----------------------     -----------------
          [Signature]                   [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              ---------------

Form 13F Information Table Entry Total:              25
                                              ---------------

Form 13F Information Table Value Total:          $2,734,680
                                              ---------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None



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                                                            ANCHORAGE CAPITAL GROUP, L.L.C.
                                                              FORM 13F INFORMATION TABLE
                                                           Quarter Ended December 31, 2012

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM NEW          026874784   112,078  3,175,000 SH       SOLE                 3,175,000
BANK OF AMERICA CORPORATION  COM              060505104    92,880  8,000,000 SH  CALL SOLE                 8,000,000
CENTRAL PAC FINL CORP        COM NEW          154760409   147,530  9,463,095 SH       SOLE                 9,463,095
DELPHI AUTOMOTIVE PLC        SHS              G27823106    93,032  2,432,208 SH       SOLE                 2,432,208
DORAL FINL CORP              COM NEW          25811P886     3,269  4,515,185 SH       SOLE                 4,515,185
EXPRESS SCRIPTS HLDG CO      COM              30219G108    64,800  1,200,000 SH  CALL SOLE                 1,200,000
FAIRPOINT COMMUNICATIONS INC COM NEW          305560302    20,309  2,555,755 SH       SOLE                 2,555,755
FORD MTR CO DEL              COM PAR $0.01    345370860    38,850  3,000,000 SH  CALL SOLE                 3,000,000
GENERAL DYNAMICS CORP        COM              369550108    48,489    700,000 SH  PUT  SOLE                   700,000
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    22,515  1,154,638 SH       SOLE                 1,154,638
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    14,421  1,154,638 SH       SOLE                 1,154,638
HAMPTON ROADS BANKSHARES INC COM NEW          409321502    50,454 42,398,582 SH       SOLE                42,398,582
ISHARES INC                  MSCI JAPAN       464286848    78,000  8,000,000 SH  CALL SOLE                 8,000,000
ISHARES TR                   RUSSELL 2000     464287655 1,264,767 15,000,000 SH  PUT  SOLE                15,000,000
LOCKHEED MARTIN CORP         COM              539830109   119,977  1,300,000 SH  PUT  SOLE                 1,300,000
NORTEK INC                   COM NEW          656559309    90,610  1,367,698 SH       SOLE                 1,367,698
RAYTHEON CO                  COM NEW          755111507    92,096  1,600,000 SH  PUT  SOLE                 1,600,000
SAFEWAY INC                  COM NEW          786514208    54,442  3,009,500 SH  PUT  SOLE                 3,009,500
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   122,925  7,500,000 SH  PUT  SOLE                 7,500,000
SPIRIT AIRLS INC             COM              848577102    26,596  1,500,000 SH       SOLE                 1,047,300        452,700
SPRINT NEXTEL CORP           COM SER 1        852061100    22,680  4,000,000 SH       SOLE                 4,000,000
SUN BANCORP INC              COM              86663B102    29,950  8,460,421 SH       SOLE                 8,460,421
SYNOVUS FINL CORP            COM              87161C105    87,788 35,832,000 SH       SOLE                35,832,000
UNITED CONTL HLDGS INC       COM              910047109    28,056  1,200,000 SH  CALL SOLE                 1,200,000
WESTERN UN CO                COM              959802109     8,166    600,000 SH  CALL SOLE                   600,000

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